RELATED PARTY TRANSACTIONS - Narrative (Details) $ in Thousands	12 Months Ended	13 Months Ended
	Sep. 30, 2024 CAD ($) Share shares	Sep. 30, 2023 CAD ($) Share shares
Disclosure of transactions between related parties [line items]
Number of share options granted (in shares) | Share	62,000
Direct expenses and capital expenditures related to CoE	$ 6,666	$ 6,886
Capital expenditures related to joint operations	$ 49	$ 884
Exercise of top-up rights, net of issue costs (in shares) | shares	0	0
British American Tobacco, Plc
Disclosure of transactions between related parties [line items]
Advance from joint operator	$ 3,169	$ 167
CoE
Disclosure of transactions between related parties [line items]
Direct expenses and capital expenditures related to CoE	$ 96	1,768
RSUs
Disclosure of transactions between related parties [line items]
Number of other equity instruments granted (in shares) | Share	3,440,578
PSUs
Disclosure of transactions between related parties [line items]
Number of other equity instruments granted (in shares) | Share	911,213
British American Tobacco, Plc | CoE
Disclosure of transactions between related parties [line items]
Direct expenses and capital expenditures related to CoE	$ 3,708	3,134
Organigram Holdings Inc | CoE
Disclosure of transactions between related parties [line items]
Direct expenses and capital expenditures related to CoE	$ 9,623	$ 10,638
Key management personnel
Disclosure of transactions between related parties [line items]
Number of share options granted (in shares) | Share	62,000	206,250
Aggregate fair value stock options granted to key management personnel	$ 123	$ 665
Key management personnel | RSUs
Disclosure of transactions between related parties [line items]
Number of other equity instruments granted (in shares) | Share	2,175,879	285,191
Aggregate fair value of RSUs/PSUs granted to key management personnel	$ 4,373	$ 1,325
Key management personnel | PSUs
Disclosure of transactions between related parties [line items]
Number of other equity instruments granted (in shares) | Share	678,717	136,920
Aggregate fair value of RSUs/PSUs granted to key management personnel	$ 543	$ 305